UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2015

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
January 31, 2015 (Unaudited)

Common Stocks--71.0%	Shares		Value ($)
Automobiles & Components--1.1%
Delphi Automotive	8,910	a	612,384
Tesla Motors	3,251	a,b	661,904
			1,274,288
Banks--5.4%
Banco Santander	161,131		1,083,083
Bank of Ireland	3,037,174	b	918,092
BNP Paribas	17,052		899,507
Citigroup	22,706	a	1,066,047
Royal Bank of Scotland Group	181,829	b	990,153
Wells Fargo & Co.	21,079	a	1,094,422
			6,051,304
Capital Goods--1.8%
ABB	17,898		342,877
OSRAM Licht	9,398	b	433,322
Owens Corning	21,980	a	880,299
Safran	4,707		313,937
			1,970,435
Consumer Durables & Apparel--1.9%
Michael Kors Holdings	8,910	a,b	630,739
PVH	6,970	a	768,512
Under Armour, Cl. A	9,850	a,b	709,988
			2,109,239
Consumer Services--1.1%
Sodexo	6,612		657,808
Whitbread	7,016		528,174
			1,185,982
Diversified Financials--7.5%
Ameriprise Financial	7,371	a	920,933
BlackRock	3,108	a	1,058,305
CBOE Holdings	12,980	a	836,821
Deutsche Bank	34,724		1,011,871
Goldman Sachs Group	5,940		1,024,115
Intercontinental Exchange	3,579	a	736,308
Morgan Stanley	29,583	a	1,000,201
Navient	42,137	a	831,784
Voya Financial	26,532	a	1,035,013
			8,455,351
Energy--3.8%
Anadarko Petroleum	8,035	a	656,861
EOG Resources	10,559	a	940,068
Kinder Morgan	18,081	a	742,225
Phillips 66	12,739	a	895,806
Valero Energy	19,530		1,032,746
			4,267,706
Food & Staples Retailing--1.4%
Costco Wholesale	5,643	a	806,893
CVS Health	7,379	a	724,323
			1,531,216
Food, Beverage & Tobacco--4.3%
Coca-Cola Enterprises	22,442	a	944,808
ConAgra Foods	22,254	a	788,459
Molson Coors Brewing, Cl. B	10,194	a	774,030
Mondelez International, Cl. A	20,869	a	735,424
PepsiCo	7,023	a	658,617

Pinnacle Foods	24,412	a	878,100
			4,779,438
Health Care Equipment & Services--5.8%
Cardinal Health	6,257		520,520
Catamaran	13,571	a,b	677,329
Centene	3,437	a,b	375,183
Cerner	6,395	a,b	424,308
Community Health Systems	6,057	a,b	285,103
Humana	4,041	a	591,764
Koninklijke Philips	25,372		701,058
Laboratory Corporation of America Holdings	5,005	a,b	574,474
McKesson	2,972	a	631,996
Mediclinic International	23,060		228,102
Medtronic	8,321	a	594,119
Omnicare	8,229	a	617,010
Universal Health Services, Cl. B	2,947	a	302,156
			6,523,122
Insurance--1.6%
Hartford Financial Services Group	26,520	a	1,031,628
Prudential	33,852		823,440
			1,855,068
Materials--4.8%
Airgas	6,401	a	721,009
CF Industries Holdings	2,663	a	813,227
Dow Chemical	14,747	a	665,975
Martin Marietta Materials	8,035	a	865,691
Mosaic	16,388	a	797,932
PPG Industries	3,667	a	817,301
Praxair	5,976	a	720,646
			5,401,781
Media--3.0%
AMC Networks, Cl. A	9,409	a,b	627,580
CBS, Cl. B	12,660	a	693,895
Interpublic Group of Companies	39,588	a	789,385
Sky	41,887		584,692
WPP	29,709		654,951
			3,350,503
Pharmaceuticals, Biotech & Life Sciences--4.8%
AbbVie	5,490		331,322
Actavis	2,148	a,b	572,528
Alexion Pharmaceuticals	2,111	a,b	386,820
Alkermes	6,495	a,b	469,264
Biogen Idec	986	a,b	383,712
Bristol-Myers Squibb	9,217	a	555,509
Celgene	5,276	a,b	628,688
Endo International	5,247	a,b	417,714
Gilead Sciences	3,791	a,b	397,411
Isis Pharmaceuticals	4,876	a,b	334,055
Perrigo Company	3,618	a	548,995
Vertex Pharmaceuticals	2,874	a,b	316,542
			5,342,560
Real Estate--.7%
American Tower	7,588	c	735,657
Retailing--2.2%
Kohl's	11,488	a	686,063
Priceline Group	889	a,b	897,428
Ulta Salon, Cosmetics & Fragrance	6,830	a,b	901,150
			2,484,641
Semiconductors & Semiconductor Equipment--.5%
NXP Semiconductors	6,567	a,b	521,026

Software & Services--9.3%
Adobe Systems	8,699	a,b	610,061
Akamai Technologies	14,563	a,b	846,911
Alibaba Group Holding, ADR	7,144	a	636,388
Cognizant Technology Solutions, Cl. A	13,447	a,b	727,886
Facebook, Cl. A	13,574	a,b	1,030,402
Fortinet	25,643	a,b	766,597
Google, Cl. C	1,306	a,b	698,083
LinkedIn, Cl. A	3,710	a,b	833,785
Oracle	19,643	a	822,845
salesforce.com	13,165	a,b	743,164
Symantec	25,658	a	635,549
Tencent Holdings	40,100		676,942
VeriFone Systems	22,319	a,b	700,593
Visa, Cl. A	2,880	a	734,141
			10,463,347
Technology Hardware & Equipment--5.5%
Amphenol, Cl. A	18,734	a	1,006,203
Apple	9,378	a	1,098,726
Ciena	44,102	a,b	816,769
EMC	26,666	a	691,449
Lenovo Group	328,000		422,143
LG Display, ADR	48,716	a	788,712
Pegatron	208,000		558,785
TDK	13,400		834,435
			6,217,222
Telecommunication Services--1.7%
Orange	37,067		652,925
SoftBank	12,400		727,300
Sprint	117,469	a,b	505,117
			1,885,342
Utilities--2.8%
National Grid	53,957		758,878
NextEra Energy	10,110	a	1,104,416
NRG Energy	18,548	a	457,394
NRG Yield, Cl. A	16,133	a	853,113
			3,173,801
Total Common Stocks
(cost $75,974,802)			79,579,029
	Number of
Rights--.0%	Rights		Value ($)
Banks
Banco Santander
(cost $25,576)	161,128	[b]	24,580

Other Investment--24.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,399,000)	27,399,000	[d]	27,399,000
Total Investments (cost $103,399,378)	95.4%		107,002,609
Liabilities, Less Cash and Receivables	4.6%		5,126,690
Net Assets	100.0%		112,129,299

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $6,875,751 of which $10,732,378 related to appreciated investment securities and $3,856,627 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	24.4
Software & Services	9.3
Diversified Financials	7.5
Health Care Equipment & Services	5.8
Banks	5.4
Technology Hardware & Equipment	5.5
Materials	4.8
Pharmaceuticals, Biotech & Life Sciences	4.8
Food, Beverage & Tobacco	4.3
Energy	3.8
Media	3.0
Utilities	2.8
Retailing	2.2
Consumer Durables & Apparel	1.9
Capital Goods	1.8
Telecommunication Services	1.7
Insurance	1.6
Food & Staples Retailing	1.4
Automobiles & Components	1.1
Consumer Services	1.1
Real Estate	.7
Semiconductors & Semiconductor Equipment	.5
95.4

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long/Short Equity Fund
January 31, 2015 (Unaudited)

Common Stocks--52.5%	Shares		Value ($)
Banks--8.8%
Banco Bilbao Vizcaya Argentaria	113,983		973,095
BB&T	24,337		858,853
Comerica	24,064		998,656
Credit Agricole	83,385		990,729
Cullen/Frost Bankers	16,527		1,029,632
Fifth Third Bancorp	55,470		959,631
JPMorgan Chase & Co.	17,976		977,535
Raiffeisen Bank International	87,137		1,021,689
U.S. Bancorp	25,836		1,082,787
UniCredit	164,481		968,451
			9,861,058
Capital Goods--1.4%
Rotork	19,194		664,125
Siemens	8,470		889,632
			1,553,757
Commercial & Professional Services--1.0%
Dun & Bradstreet	4,897		563,694
Experian	29,111		513,510
			1,077,204
Consumer Durables & Apparel--1.6%
Adidas	8,595		593,969
Coach	17,460		649,337
Ralph Lauren	3,380		564,088
			1,807,394
Consumer Services--1.6%
Accor	12,027		601,508
Dunkin' Brands Group	13,083		618,957
Wynn Resorts	3,806		563,098
			1,783,563
Energy--4.4%
Apache	9,770		611,309
Atwood Oceanics	18,414		526,272
Cameco	36,418		512,437
Oceaneering International	9,456		495,116
Rowan, Cl. A	31,141		657,698
Royal Dutch Shell, Cl. B	18,232		580,452
Statoil	26,538		442,563
Total	11,334		585,569
Weatherford International	46,281	a	478,083
			4,889,499
Exchange-Traded Funds--1.7%
iShares Nasdaq Biotechnology Index
Fund	1,335		429,403
PowerShares QQQ Trust	7,375		745,613
Technology Select Sector SPDR Fund	18,548		740,065
			1,915,081
Food & Staples Retailing--.6%
Sysco	18,261		715,283
Food, Beverage & Tobacco--2.2%
Flowers Foods	26,683		521,919
General Mills	11,266		591,240
Hershey	7,795		796,727
McCormick & Co.	7,618		543,849
			2,453,735

Health Care Equipment & Services--3.0%
Baxter International	7,737		543,988
Coloplast, Cl. B	4,826		380,780
CONMED	7,902		376,451
DaVita HealthCare Partners	5,556	a	417,033
DENTSPLY International	6,813		340,820
IDEXX Laboratories	3,056	a	484,132
Masimo	12,620	a	322,062
Owens & Minor	13,884		475,249
			3,340,515
Insurance--2.9%
Aegon	94,280		673,253
Aflac	15,498		884,626
Axis Capital Holdings	16,921		861,279
Scor	25,415		792,008
			3,211,166
Materials--4.3%
BASF	8,768	a	787,272
Eastman Chemical	9,324		660,978
Freeport-McMoRan	24,105		405,205
Greif, Cl. A	16,990		649,018
Monsanto	6,430		758,611
Syngenta	2,152		700,417
ThyssenKrupp	32,314	a	842,841
			4,804,342
Media--1.6%
Discovery Communications, Cl. A	22,696	a	657,844
Thomson Reuters	16,084		617,626
Time Warner	6,761		526,885
			1,802,355
Pharmaceuticals, Biotech & Life Sciences--2.1%
H Lundbeck	17,941		364,315
Johnson & Johnson	5,126		513,318
Novo Nordisk, ADR	7,928		353,272
QIAGEN	16,454	a	377,290
Sanofi, ADR	9,713		447,672
Seattle Genetics	8,928	a	278,196
			2,334,063
Retailing--1.4%
Bed Bath & Beyond	8,875	a	663,584
Gap	14,358		591,406
Urban Outfitters	10,869	a	378,893
			1,633,883
Semiconductors & Semiconductor Equipment--2.9%
Altera	14,935		491,735
Qorvo	6,765	a	499,731
Semiconductor Manufacturing International	4,617,000	a	403,612
Skyworks Solutions	4,814		399,803
STMicroelectronics (New York Shares)	98,456		817,185
Xilinx	16,182		624,221
			3,236,287
Software & Services--4.9%
Autodesk	11,012	a	594,703
CA	19,780		599,334
Citrix Systems	8,577	a	508,273
Equinix	3,574		775,058
Infosys, ADR	23,986		817,443
International Business Machines	3,289		504,237
SAP, ADR	9,333		610,005
Workday, Cl. A	7,885	a	626,542

Yelp	9,844	a	516,515
			5,552,110
Technology Hardware & Equipment--3.9%
AAC Technologies Holdings	138,500		883,911
Aruba Networks	40,791	a	676,315
Ericsson, ADR	75,070		910,599
F5 Networks	4,407	a	491,909
Flextronics International	83,829	a	932,178
NetApp	13,114		495,709
			4,390,621
Transportation--.6%
Royal Mail	105,475		689,589
Utilities--1.6%
Consolidated Edison	13,455		932,162
Southern	17,497		887,448
			1,819,610

Total Securities Sold Short (proceeds $62,143,635)	52.5%		58,871,115

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a	Non-income producing security.

Portfolio Summary (Unaudited) †	Value (%)
Banks	8.8
Software & Services	4.9
Energy	4.4
Materials	4.3
Technology Hardware & Equipment	3.9
Health Care Equipment & Services	3.0
Insurance	2.9
Semiconductors & Semiconductor Equipment	2.9
Food, Beverage & Tobacco	2.2
Pharmaceuticals, Biotech & Life Sciences	2.1
Exchange-Traded Fund	1.7
Consumer Durables & Apparel	1.6
Consumer Services	1.6
Media	1.6
Utilities	1.6
Capital Goods	1.4
Retailing	1.4
Commercial & Professional Services	1.0
Food & Staples Retailing	.6
Transportation	.6
52.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Euro,
Expiring
2/2/2015	a	748,456	846,294	845,751	543

Counterparty:
a	JPMorgan Chase Bank

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	62,199,689	-		-	62,199,689
Equity Securities - Foreign Common Stocks+	2,576,865	14,802,475	++	-	17,379,340
Mutual Funds	27,399,000	-		-	27,399,000
Rights+	-	24,580	++	-	24,580
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	543		-	543
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic++++	(37,558,849)	-		-	(37,558,849)
Equity Securities - Foreign++++	(4,333,466)	(15,063,719	) ++	-	(19,397,185)
Exchange-Traded Funds	(1,915,081)	-		-	(1,915,081)
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

+++ Amount shown represents unrealized appreciation at period end.
++++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)